COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended	12 Months Ended							12 Months Ended				0 Months Ended		0 Months Ended			12 Months Ended			0 Months Ended										0 Months Ended	1 Months Ended						6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013 Vessel	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2006 Matter	Jan. 17, 2006 USD ($)	Sep. 21, 2005 USD ($)	Dec. 31, 2012 PSVs [Member] USD ($)	Dec. 31, 2012 PSVs [Member] North Sea [Member] Vessel	Dec. 31, 2012 PSVs [Member] Brazil [Member] Vessel	Dec. 31, 2012 Handy Size Small Product Tanker [Member] USD ($) Vessel	Dec. 31, 2012 Jumbo Dry Barges [Member] Vessel	Apr. 06, 2008 Three-year Bareboat Charter [Member] T	Dec. 31, 2012 Three-year Bareboat Charter [Member] USD ($)	Apr. 06, 2008 Three-year Bareboat Charter [Member] Minimum [Member]	Apr. 06, 2008 Three-year Bareboat Charter [Member] Maximum [Member]	Apr. 06, 2008 One-year Bareboat Charter [Member] T	Dec. 31, 2012 One-year Bareboat Charter [Member] USD ($)	Dec. 31, 2011 One-year Bareboat Charter [Member] USD ($)	Dec. 31, 2010 One-year Bareboat Charter [Member] USD ($)	Nov. 12, 2012 Three year River Barge [Member]	Dec. 31, 2012 Three year River Barge [Member] USD ($)	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] Abadie Family [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] Abadie Family [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] Tres Fronteras Terminal [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] Tres Fronteras Terminal [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] UABL Terminals (Paraguay) S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] UABL Terminals (Paraguay) S.A. [Member]	Sep. 21, 2005 PARAGUAY [Member] USD ($)	Jun. 30, 2011 PARAGUAY [Member] USD ($)	Jun. 30, 2011 PARAGUAY [Member] PYG	Mar. 22, 2010 PARAGUAY [Member] USD ($)	Mar. 22, 2010 PARAGUAY [Member] PYG	Mar. 31, 2010 PARAGUAY [Member] USD ($)	Mar. 31, 2010 PARAGUAY [Member] PYG	Jun. 30, 2013 PARAGUAY [Member] USD ($)	Dec. 31, 2010 PARAGUAY [Member] USD ($)	Dec. 31, 2006 PARAGUAY [Member] USD ($) Matter	Dec. 31, 2012 PARAGUAY [Member] USD ($)	Dec. 31, 2011 PARAGUAY [Member] USD ($)	Dec. 31, 2009 ARGENTINA [Member] USD ($) T	Nov. 04, 2011 ARGENTINA [Member] USD ($)	Aug. 27, 2007 BOLIVIA [Member] USD ($)
Operating Loss Carryforwards [Line Items]
Taxes payable							$ 2,200,000																								$ 2,200,000
Number of years under examination					3 years																										3 years
Number of matters under examination with no liability					2																																			2
Total number of matters under examination					3																																			3
Income tax examination, liability recorded		400,000				500,000																																		500,000	400,000
Amount of liability paid		400,000																																				400,000
Percentage of tax liability applied as fine (in hundredths)		100.00%			100.00%																																		100.00%	100.00%
Expense recorded from settlement with taxing authority																																							1,294,000
Estimated import tax and fine																																		2,000,000										900,000
Fines assessed per examination																																605,000	2,791,514,822	12,000	54,723,820	12,000	54,723,820
Income tax examination, possible loss																																										3,000,000			5,800,000
Weight of Steel Plates (in tons)																																											473
Import value of steel plates																																											370,000
Offsetting tax credits																																												300,000
Obras Terminales y Servicios S.A. [Abstract]
Ownership percentage of investments (in hundredths)	50.00%	50.00%																					50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Indemnification to Sparrow under the investment agreement [Abstract]
Period for closing date for some indemnifications		16 months
Period in case of tax matter and other		6 years
Minimum indemnity obligations losses		10,000,000
Minimum indemnity obligations losses deductable		4,400,000
Maximum amount of indemnifiable losses		28,600,000
Contracts [Line Items]
Rent expense		849,000	1,119,000	1,048,000														1,536,000	1,557,000	4,940,000
Obligations under operating lease [Abstract]
2013		1,016,000												1,292,000
2014		917,000
2015		273,000
2016		68,000
2017		58,000
Total		2,332,000
Term of contract													3 years				1 year				3 years
Deadweight tonnage of vessel (in tons)													11,299				5,706
Extension of contract															35 months	37 months
Charters Out [Abstract]
Number of vessels	4								1	5	3	24
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013								34,238,000			18,090,000											6,600,000
2014								22,503,000			5,412,000											13,200,000
2015								13,492,000														13,200,000
2016								5,742,000														6,600,000
Total								$ 75,975,000			$ 23,502,000